Federated Hermes Quality Bond Fund II
(formerly, Federated Quality Bond Fund II)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.9%
		Basic Industry - Chemicals—0.8%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$661,631
215,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	214,955
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	586,733
		TOTAL	1,463,319
		Basic Industry - Metals & Mining—0.9%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	238,197
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,082,679
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	336,748
		TOTAL	1,657,624
		Capital Goods - Aerospace & Defense—3.0%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	633,749
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	270,753
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	316,429
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	224,341
200,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	199,585
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	585,702
584,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	565,218
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	526,785
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	304,596
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	159,459
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	449,297
335,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	372,612
320,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 144A, 3.100%, 11/15/2021	327,052
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	318,182
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	321,105
		TOTAL	5,574,865
		Capital Goods - Building Materials—1.1%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	180,858
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	848,727
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	299,971
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	336,008
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	314,580
		TOTAL	1,980,144
		Capital Goods - Construction Machinery—1.1%
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	198,297
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	524,434
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	643,914
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	775,090
		TOTAL	2,141,735
		Capital Goods - Diversified Manufacturing—4.0%
700,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	743,102
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	777,359
225,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	229,688
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	211,488
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	421,530

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 185,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$185,046
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,055,748
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	225,911
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	438,904
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	271,923
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	1,010,951
800,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	948,031
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	247,962
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	417,644
250,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	265,586
		TOTAL	7,450,873
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	559,473
		Communications - Cable & Satellite—1.9%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,157,069
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	312,141
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	430,327
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	338,694
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	861,042
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	470,371
		TOTAL	3,569,644
		Communications - Media & Entertainment—1.9%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	335,024
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	139,147
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.625%, 5/15/2030	445,648
500,000		Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	564,396
400,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	480,031
270,000	[1]	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	316,251
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	821,597
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	371,622
		TOTAL	3,473,716
		Communications - Telecom Wireless—1.7%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	638,138
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	319,148
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	181,814
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	273,426
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	229,249
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	512,226
450,000		T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	504,243
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	450,613
		TOTAL	3,108,857
		Communications - Telecom Wirelines—2.1%
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	263,589
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	315,363
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	497,536
750,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	871,345
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	359,292
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	198,104
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	667,756
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	831,793
		TOTAL	4,004,778

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.4%
$ 700,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	$757,661
500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	525,937
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	247,125
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	250,450
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	990,262
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	290,794
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	507,663
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	322,349
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	364,853
1,025,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,036,327
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	674,450
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	329,950
		TOTAL	6,297,821
		Consumer Cyclical - Leisure—0.2%
333,533		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	333,630
		Consumer Cyclical - Retailers—3.6%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,128,298
470,000		Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	507,904
215,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	254,839
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	282,142
250,000		CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	246,585
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,510,976
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	230,575
600,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	645,584
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	564,707
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	539,405
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	316,793
370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	445,307
		TOTAL	6,673,115
		Consumer Cyclical - Services—2.4%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	560,679
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	193,975
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	479,154
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	865,924
300,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	331,030
500,000	[1]	Expedia, Inc., 4.500%, 8/15/2024	532,818
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	353,946
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	146,133
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	525,603
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	593,544
		TOTAL	4,582,806
		Consumer Non-Cyclical - Food/Beverage—5.9%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	912,946
515,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	555,734
1,000,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,205,065
340,000	[1]	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	377,460
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	414,438
330,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	360,115
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	544,540
660,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	691,210
1,050,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,101,645

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 85,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	$95,125
700,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	761,634
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	518,809
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,088,279
380,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	382,454
210,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	212,510
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	242,668
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,653
600,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	626,994
370,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	404,908
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	529,717
		TOTAL	11,091,904
		Consumer Non-Cyclical - Health Care—2.7%
275,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	282,488
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	226,939
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,018,396
205,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	217,220
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	379,035
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	283,489
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	818,370
160,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	174,116
470,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	496,817
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	255,140
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	500,351
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	278,604
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	57,001
		TOTAL	4,987,966
		Consumer Non-Cyclical - Pharmaceuticals—4.9%
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	228,287
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	526,226
580,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	632,681
455,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	502,242
67,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2045	81,105
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	332,783
235,000		AstraZeneca PLC, 0.700%, 4/8/2026	230,867
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	666,324
1,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,093,872
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	229,054
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	240,291
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	685,101
320,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	372,361
200,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	280,109
310,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	358,565
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	248,583
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	582,701
420,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	410,228
240,000		Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	239,525
900,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	894,038
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	265,313
		TOTAL	9,100,256

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.5%
$ 610,000		Kroger Co., Bond, 6.900%, 4/15/2038	$896,092
		Consumer Non-Cyclical - Tobacco—1.2%
800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	922,120
200,000		BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	215,647
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	322,713
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	337,881
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	466,544
		TOTAL	2,264,905
		Energy - Independent—1.7%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	255,332
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	436,992
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	504,104
215,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	222,633
250,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	268,589
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	488,038
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	85,030
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	860,000
		TOTAL	3,120,718
		Energy - Integrated—2.0%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	565,858
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	549,573
500,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	509,963
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	777,863
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	621,415
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	250,576
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	173,075
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	360,293
		TOTAL	3,808,616
		Energy - Midstream—3.2%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	260,119
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	545,306
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	602,922
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	495,787
500,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	553,533
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	289,862
350,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	369,025
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	436,713
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	524,259
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	359,535
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	643,708
540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	555,946
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	328,363
		TOTAL	5,965,078
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	335,921
		Energy - Refining—0.4%
215,000		Valero Energy Corp., 7.500%, 4/15/2032	292,124
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	421,267
		TOTAL	713,391
		Financial Institution - Banking—21.4%
750,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	814,344

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 935,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$997,144
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,412,233
700,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	727,245
250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	250,134
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	527,767
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	552,815
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	586,687
310,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	328,472
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	310,858
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	603,580
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	620,025
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	369,709
500,000		Citigroup, Inc., 4.125%, 7/25/2028	575,541
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	526,671
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	778,615
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	811,997
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	562,718
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	575,575
500,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	574,102
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	95,477
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	697,363
300,000		Comerica, Inc., 3.800%, 7/22/2026	331,155
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	536,702
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	148,478
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	420,004
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	267,641
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	691,845
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	507,282
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,382,867
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	583,107
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	568,699
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,080,377
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	251,139
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	532,748
1,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	1,057,501
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	565,899
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	601,822
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,068,010
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,107,107
1,940,000	[2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	1,940,302
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	777,532
250,000		Morgan Stanley, Sr. Unsecd. Note, 2.188%, 4/28/2026	262,093
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,131,224
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	176,518
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	529,023
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	293,580
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,081,265
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	441,169
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	262,110
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	259,608
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	348,593

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	$249,554
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	258,945
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	775,885
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,115
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	503,145
500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	527,102
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	224,584
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	253,145
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	248,747
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	831,449
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	521,317
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	780,112
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	677,722
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	262,076
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	523,862
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	560,114
		TOTAL	39,955,346
		Financial Institution - Broker/Asset Mgr/Exchange—1.8%
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	397,118
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	247,604
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	253,725
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	291,310
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	724,497
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	222,890
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	438,637
190,000	[1]	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	190,644
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	561,247
		TOTAL	3,327,672
		Financial Institution - Finance Companies—1.0%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	533,650
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	277,345
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	1,023,126
		TOTAL	1,834,121
		Financial Institution - Insurance - Health—0.8%
300,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	325,332
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	773,014
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	462,672
		TOTAL	1,561,018
		Financial Institution - Insurance - Life—1.0%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	394,961
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	206,413
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	888,314
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	307,273
		TOTAL	1,796,961
		Financial Institution - Insurance - P&C—0.8%
250,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	263,206
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	329,163
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	281,156
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	109,138
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	506,763
		TOTAL	1,489,426

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—1.0%
$ 395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$441,071
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	125,298
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	544,109
320,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	315,876
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	544,532
		TOTAL	1,970,886
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	436,639
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	745,415
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	163,717
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	385,749
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	530,857
		TOTAL	2,262,377
		Financial Institution - REIT - Office—0.9%
640,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	704,485
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	315,381
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	520,517
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	86,385
		TOTAL	1,626,768
		Financial Institution - REIT - Other—0.5%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	392,557
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	499,179
		TOTAL	891,736
		Financial Institution - REIT - Retail—0.5%
250,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	247,294
250,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	254,382
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	429,741
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	105,325
		TOTAL	1,036,742
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	692,833
		Supranational—0.2%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	338,563
		Technology—7.3%
500,000		Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	554,022
500,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	501,270
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	322,787
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	684,403
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	169,923
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	383,406
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	310,903
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	746,005
135,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	153,529
650,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	759,707
350,000		Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	420,295
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	512,885
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	86,611
83,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	91,657
600,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	715,448
250,000	[1]	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	269,512
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	246,091

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	$592,539
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	680,648
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	196,319
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	569,017
460,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	520,000
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	109,373
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	371,758
105,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	109,122
250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	278,937
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	818,051
190,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	197,683
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	821,117
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	324,946
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	304,461
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	707,664
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	207,930
	TOTAL	13,738,019
	Technology Services—0.0%
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	96,394
	Transportation - Airlines—0.3%
275,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	293,913
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	237,082
	TOTAL	530,995
	Transportation - Railroads—0.7%
2,537	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	2,566
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	874,691
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	532,786
	TOTAL	1,410,043
	Transportation - Services—1.4%
550,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	611,797
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	258,221
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	325,024
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	286,250
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	126,878
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	288,470
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	154,567
590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	672,562
	TOTAL	2,723,769
	Utility - Electric—4.4%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	336,614
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	128,970
380,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	397,719
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	554,067
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	148,599
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	602,406
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	398,176
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	545,575
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	485,144
380,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	440,494
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	451,339
250,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	273,665

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	$262,582
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	618,105
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	150,606
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	338,522
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	557,804
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	622,150
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	279,201
120,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	124,704
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	505,448
	TOTAL	8,221,890
	Utility - Natural Gas—1.0%
205,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	218,117
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	622,993
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	431,593
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	261,932
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	300,283
	TOTAL	1,834,918
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	473,497
	TOTAL CORPORATE BONDS (IDENTIFIED COST $168,436,563)	182,971,221
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
613	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	720
	Government National Mortgage Association—0.0%
1,744	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,958
3,420	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,847
5,540	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,231
709	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	809
9,549	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	11,017
6,681	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	7,749
14,481	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	16,816
2,513	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,833
3,708	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,231
2,748	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,175
819	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	872
4,266	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	4,951
	TOTAL	64,489
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,833)	65,209
	REPURCHASE AGREEMENTS—2.7%
1,930,390	Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840 (purchased with proceeds from securities lending collateral).	1,930,390

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$3,069,000	Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840.	$3,069,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,999,390)	4,999,390
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $173,492,786)	188,035,820
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(1,171,490)
	TOTAL NET ASSETS—100%	$186,864,330
At September 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[4]United States Treasury Notes 10-Year Long Futures	60	$8,371,875	December 2020	$8,859
Short Futures:
[4]United States Treasury Long Bond Short Futures	32	$5,641,000	December 2020	$(1,197)
[4]United States Treasury Ultra Bond Short Futures	7	$1,552,688	December 2020	$4,961
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$12,623
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,819,719 and $6,362,625, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,878,627	$1,930,390

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$182,971,221	$—	$182,971,221
Mortgage-Backed Securities	—	65,209	—	65,209
Repurchase Agreements	—	4,999,390	—	4,999,390
TOTAL SECURITIES	$—	$188,035,820	$—	$188,035,820
Other Financial Instruments:[1]
Assets	$13,820	$—	$—	$13,820
Liabilities	(1,197)	—	—	(1,197)
TOTAL OTHER FINANCIAL INSTRUMENTS	$12,623	$—	$—	$12,623

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust